DEBT - Narative (Q2) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Feb. 28, 2018	Feb. 01, 2018
Debt Instrument [Line Items]
Maximum Borrowing Capacity					$ 10,000,000
Unsecured Debt	$ 0		$ 8,998,000	$ 12,000,000
Proceeds from Unsecured Lines of Credit	4,869,000	$ 9,000,000	36,450,000	55,390,000
Carrying Value Of Mortgage Loan	115,032,981		122,709,308
Repayments of Lines of Credit	13,869,000	$ 21,000,000	39,450,000	$ 53,547,803
Unsecured Credit Facility
Debt Instrument [Line Items]
Proceeds from Unsecured Lines of Credit	$ 0		$ 9,000,000
New Credit Facility | Unsecured Credit Facility
Debt Instrument [Line Items]
Maximum Borrowing Capacity						$ 9,000,000	$ 9,000,000
Line of Credit Facility, Interest Rate at Period End	6.50%
exp US Services property | Initial Contractual Interest One
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period Start	4.25%
exp US Services
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.25%
AvAir
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.84%		4.84%
Bon Secours
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.41%		5.41%
Treasury Bill Index | exp US Services property
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Treasury Bill Index | exp US Services
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.25%
Minimum | Treasury Bill Index | AvAir
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.60%		4.60%